Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr 19, 2011
Registrant Name	dei_EntityRegistrantName	ADVISORS INNER CIRCLE FUND
Central Index Key	dei_EntityCentralIndexKey	0000878719
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 19, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 19, 2011
Aviva Investors Emerging Markets Local Currency Bond Fund (First Prospectus Summary) | Aviva Investors Emerging Markets Local Currency Bond Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEMQX
Aviva Investors Emerging Markets Local Currency Bond Fund (Second Prospectus Summary) | Aviva Investors Emerging Markets Local Currency Bond Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEMVX

Aviva Investors Emerging Markets Local Currency Bond Fund (First Prospectus Summary) | Aviva Investors Emerging Markets Local Currency Bond Fund
AVIVA INVESTORS EMERGING MARKETS LOCAL CURRENCY BOND FUND
INVESTMENT OBJECTIVE
The Aviva Investors Emerging Markets Local Currency Bond Fund (the "Fund")
seeks capital growth and income by investing in local currencies and bonds of issuers in worldwide emerging market countries.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold
Institutional Class Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	Aviva Investors Emerging Markets Local Currency Bond Fund Institutional Class Shares
Redemption Fee (as a percentage of amount redeemed, if redeemed within 30 days of purchase)	1.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Aviva Investors Emerging Markets Local Currency Bond Fund Institutional Class Shares
Management Fees		0.60%
Other Expenses	[1]	0.80%
Total Annual Fund Operating Expenses		1.40%
Less Fee Reductions and/or Expense Reimbursements		(0.50%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[2]	0.90%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Aviva Investors North America, Inc. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after fee Reductions and/or Expense Reimbursements for Institutional Class Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.90% of the Fund's Institutional Class Shares' average daily net assets until April 30, 2012. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 0.90% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement (i) may be terminated by the Board, for any reason at any time, (ii) may be terminated by the Adviser upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 30, 2012, and (iii) will terminate upon termination of the Adviser's investment advisory agreement with the Fund.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Aviva Investors Emerging Markets Local Currency Bond Fund Institutional Class Shares	92	376

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES
In seeking to achieve its objective, the Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in emerging market bonds denominated in emerging market currencies.
This investment policy may be changed upon 60 days' prior notice to shareholders.

The Fund's emerging market bond investments include debt securities issued by emerging market governments, their agencies and instrumentalities
("quasi-governmental") and emerging market corporate issuers, as well as
Eurobonds and other debt securities issued by supranational organizations that are denominated in emerging markets currencies.  Aviva Investors North America,
Inc. (the "Adviser"), the Fund's investment adviser, considers an emerging market country to be generally a country that the International Bank for
Reconstruction and Development (World Bank) and the International Finance
Corporation would consider to be an emerging or developing country.  A company generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the company is organized under the laws of and headquartered in, or maintains its principal place of business in, the country; (ii) during the company's most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or
(iii) the company has at least 50% of its assets in the country. The Fund is non-diversified, meaning that it may invest a large percentage of its assets in a single issuer or a relatively small number of issuers.

The Fund may invest without limit in emerging market countries that have sovereign ratings below investment grade or are unrated, and the corporate debt securities in which the Fund invests may be rated below investment grade
(commonly known as "high-yield" or "junk" bonds).  In addition, the Fund may use derivatives such as futures, options, swaps (including interest rate, credit default and cross-currency swaps), options on swaps, forward rate agreements and forward currency contracts to manage the Fund's currency and risk exposure.

In selecting investments for the Fund, the Adviser seeks to construct a portfolio of securities to be held over a relatively long term investment horizon. The Adviser evaluates emerging markets and their issuers through a combination of country analysis, global macroeconomic analysis, quantitative analysis and yield curve comparisons, with the aim of making investments with optimal risk-reward profiles. The Adviser also gives consideration to the composition of various emerging markets debt indices, including the Fund's benchmark, the Barclays Emerging Markets Local Currency Government Diversified
Index. In conducting its country analysis, the Adviser seeks to identify changes in the credit quality of emerging market countries and to highlight opportunities for adding value to the Fund's portfolio by increasing exposures to certain countries and avoiding others. The Adviser also seeks to identify global macroeconomic themes that may affect emerging markets, such as price movements in commodities and changes in currency rates against major currencies.
The Adviser uses quantitative analysis to evaluate long-term, short-term and technical factors to identify the most attractive investments. Finally, the
Adviser conducts yield curve comparisons through the screening and monitoring of the investible universe.

Generally, securities are sold: (i) when the credit quality of an issuer has deteriorated; (ii) when the Adviser's analyses of a security has changed; (iii)
incrementally to exit semi-liquid positions to take profits; or (iv) when the
Adviser believes another security provides a superior investment alternative.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

FOREIGN SECURITIES RISK.  Investing in securities of foreign issuers and governments poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers.  Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund's investments in that country to experience gains or losses.  These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in securities of foreign issuers are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect
(positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country.

EMERGING MARKETS RISK. Investments in emerging market securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed and based on only a few industries.
Differences in tax and accounting standards and difficulties in obtaining information about foreign governments or foreign companies may impair investment decisions. In addition, emerging market securities may experience limited trading, may be issued by companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility;
restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, emerging market governments may have limited ability to raise taxes or authorize appropriations for debt repayment.  In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

INTEREST RATE RISK. As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the
Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield.
For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield.  Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate. If this occurs, the Fund may be required to invest the proceeds in securities with lower yields.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances may weaken the capacity of the issuer to pay interest and repay principal.

HIGH YIELD BOND RISK. High yield, or non-investment grade or "junk," bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

DERIVATIVES RISK. The Fund may use derivatives, including futures, options, forward currency contracts, swaps, options on swaps and forward rate agreements to manage the Fund's currency exposure, change the Fund's risk exposure or maximize positive returns.  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price at any time during the option period.  Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument.  An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A forward currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price, thereby fixing the exchange rate for a specified time in the future.

A credit default swap enables the Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment to compensate against potential default events. In contrast, the buyer of a credit default swap would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value or receive a cash payment in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. Once a credit event has been determined, an auction may be held to determine the recovery price at which investors will be compensated. The auction takes place in three steps: 1) dealers submit prices at which they would buy and sell the reference debt obligation and dealers who submit crossing prices must trade at those prices while the remaining prices are used to calculate a mid-market price; 2) dealers then submit limit orders (orders to buy or sell an amount of the reference obligation at a firm price) which are matched against outstanding buy or sell requests; 3) once all limit orders have been matched, residual orders are cleared at a level that is within a few points of the mid-market price and this clearing price is used to cash settle any other outstanding payments due to investors.

Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a "cap" or "floor," respectively). A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency.

A forward rate agreement involves an obligation to borrow or lend a specific amount of money at a future date at a specific rate. Forward rate agreements are typically settled at maturity not through actual lending or borrowing of money but by a cash payment that represents the difference in the cost of lending as implied in the agreement and the cost of lending in the market for a similar term on the maturity rate.

Derivatives may be more volatile than other investments and may magnify the
Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its investment objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund enters into. The
Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of its derivative positions.

The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its investment objective or to realize profits or limit losses.

The Fund can gain market exposure using derivatives by paying a fraction of the market value of the investments underlying those derivatives. Thus, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss to the Fund. Derivatives may be more volatile than other investments and the Fund may lose more in a derivative than the cost of opening the derivative position.

Additionally, derivative instruments are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

HEDGING RISK. The Fund may use derivative instruments for hedging purposes.
Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time.

NON-DIVERSIFICATION RISK. Because the Fund is not diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund, which may cause the value of its shares to be more sensitive to changes in the market value of a single issuer than a diversified mutual fund.

PERFORMANCE INFORMATION
The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the
Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 19, 2011
Aviva Investors Emerging Markets Local Currency Bond Fund (First Prospectus Summary) | Aviva Investors Emerging Markets Local Currency Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	AVIVA INVESTORS EMERGING MARKETS LOCAL CURRENCY BOND FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Aviva Investors Emerging Markets Local Currency Bond Fund (the "Fund")
seeks capital growth and income by investing in local currencies and bonds of issuers in worldwide emerging market countries.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Institutional Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
In seeking to achieve its objective, the Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in emerging market bonds denominated in emerging market currencies.
This investment policy may be changed upon 60 days' prior notice to shareholders.

The Fund's emerging market bond investments include debt securities issued by emerging market governments, their agencies and instrumentalities
("quasi-governmental") and emerging market corporate issuers, as well as
Eurobonds and other debt securities issued by supranational organizations that are denominated in emerging markets currencies.  Aviva Investors North America,
Inc. (the "Adviser"), the Fund's investment adviser, considers an emerging market country to be generally a country that the International Bank for
Reconstruction and Development (World Bank) and the International Finance
Corporation would consider to be an emerging or developing country.  A company generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the company is organized under the laws of and headquartered in, or maintains its principal place of business in, the country; (ii) during the company's most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or
(iii) the company has at least 50% of its assets in the country. The Fund is non-diversified, meaning that it may invest a large percentage of its assets in a single issuer or a relatively small number of issuers.

The Fund may invest without limit in emerging market countries that have sovereign ratings below investment grade or are unrated, and the corporate debt securities in which the Fund invests may be rated below investment grade
(commonly known as "high-yield" or "junk" bonds).  In addition, the Fund may use derivatives such as futures, options, swaps (including interest rate, credit default and cross-currency swaps), options on swaps, forward rate agreements and forward currency contracts to manage the Fund's currency and risk exposure.

In selecting investments for the Fund, the Adviser seeks to construct a portfolio of securities to be held over a relatively long term investment horizon. The Adviser evaluates emerging markets and their issuers through a combination of country analysis, global macroeconomic analysis, quantitative analysis and yield curve comparisons, with the aim of making investments with optimal risk-reward profiles. The Adviser also gives consideration to the composition of various emerging markets debt indices, including the Fund's benchmark, the Barclays Emerging Markets Local Currency Government Diversified
Index. In conducting its country analysis, the Adviser seeks to identify changes in the credit quality of emerging market countries and to highlight opportunities for adding value to the Fund's portfolio by increasing exposures to certain countries and avoiding others. The Adviser also seeks to identify global macroeconomic themes that may affect emerging markets, such as price movements in commodities and changes in currency rates against major currencies.
The Adviser uses quantitative analysis to evaluate long-term, short-term and technical factors to identify the most attractive investments. Finally, the
Adviser conducts yield curve comparisons through the screening and monitoring of the investible universe.

Generally, securities are sold: (i) when the credit quality of an issuer has deteriorated; (ii) when the Adviser's analyses of a security has changed; (iii)
incrementally to exit semi-liquid positions to take profits; or (iv) when the
Adviser believes another security provides a superior investment alternative.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

FOREIGN SECURITIES RISK.  Investing in securities of foreign issuers and governments poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers.  Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund's investments in that country to experience gains or losses.  These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in securities of foreign issuers are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect
(positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country.

EMERGING MARKETS RISK. Investments in emerging market securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed and based on only a few industries.
Differences in tax and accounting standards and difficulties in obtaining information about foreign governments or foreign companies may impair investment decisions. In addition, emerging market securities may experience limited trading, may be issued by companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility;
restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, emerging market governments may have limited ability to raise taxes or authorize appropriations for debt repayment.  In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

INTEREST RATE RISK. As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the
Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield.
For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield.  Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate. If this occurs, the Fund may be required to invest the proceeds in securities with lower yields.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances may weaken the capacity of the issuer to pay interest and repay principal.

HIGH YIELD BOND RISK. High yield, or non-investment grade or "junk," bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

DERIVATIVES RISK. The Fund may use derivatives, including futures, options, forward currency contracts, swaps, options on swaps and forward rate agreements to manage the Fund's currency exposure, change the Fund's risk exposure or maximize positive returns.  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price at any time during the option period.  Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument.  An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A forward currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price, thereby fixing the exchange rate for a specified time in the future.

A credit default swap enables the Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment to compensate against potential default events. In contrast, the buyer of a credit default swap would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value or receive a cash payment in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. Once a credit event has been determined, an auction may be held to determine the recovery price at which investors will be compensated. The auction takes place in three steps: 1) dealers submit prices at which they would buy and sell the reference debt obligation and dealers who submit crossing prices must trade at those prices while the remaining prices are used to calculate a mid-market price; 2) dealers then submit limit orders (orders to buy or sell an amount of the reference obligation at a firm price) which are matched against outstanding buy or sell requests; 3) once all limit orders have been matched, residual orders are cleared at a level that is within a few points of the mid-market price and this clearing price is used to cash settle any other outstanding payments due to investors.

Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a "cap" or "floor," respectively). A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency.

A forward rate agreement involves an obligation to borrow or lend a specific amount of money at a future date at a specific rate. Forward rate agreements are typically settled at maturity not through actual lending or borrowing of money but by a cash payment that represents the difference in the cost of lending as implied in the agreement and the cost of lending in the market for a similar term on the maturity rate.

Derivatives may be more volatile than other investments and may magnify the
Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its investment objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund enters into. The
Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of its derivative positions.

The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its investment objective or to realize profits or limit losses.

The Fund can gain market exposure using derivatives by paying a fraction of the market value of the investments underlying those derivatives. Thus, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss to the Fund. Derivatives may be more volatile than other investments and the Fund may lose more in a derivative than the cost of opening the derivative position.

Additionally, derivative instruments are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

HEDGING RISK. The Fund may use derivative instruments for hedging purposes.
Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time.

NON-DIVERSIFICATION RISK. Because the Fund is not diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund, which may cause the value of its shares to be more sensitive to changes in the market value of a single issuer than a diversified mutual fund.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	Because the Fund is not diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund, which may cause the value of its shares to be more sensitive to changes in the market value of a single issuer than a diversified mutual fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the
Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new, and therefore has no performance history.
Aviva Investors Emerging Markets Local Currency Bond Fund (First Prospectus Summary) | Aviva Investors Emerging Markets Local Currency Bond Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Aviva Investors Emerging Markets Local Currency Bond Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.80%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.90%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	376

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Aviva Investors North America, Inc. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after fee Reductions and/or Expense Reimbursements for Institutional Class Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.90% of the Fund's Institutional Class Shares' average daily net assets until April 30, 2012. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 0.90% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement (i) may be terminated by the Board, for any reason at any time, (ii) may be terminated by the Adviser upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 30, 2012, and (iii) will terminate upon termination of the Adviser's investment advisory agreement with the Fund.

Aviva Investors Emerging Markets Local Currency Bond Fund (Second Prospectus Summary) | Aviva Investors Emerging Markets Local Currency Bond Fund
AVIVA INVESTORS EMERGING MARKETS LOCAL CURRENCY BOND FUND
INVESTMENT OBJECTIVE
The Aviva Investors Emerging Markets Local Currency Bond Fund (the "Fund")
seeks capital growth and income by investing in local currencies and bonds of issuers in worldwide emerging market countries.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold
Investor Class Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	Aviva Investors Emerging Markets Local Currency Bond Fund Investor Class Shares
Redemption Fee (as a percentage of amount redeemed, if redeemed within 30 days of purchase)	1.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Aviva Investors Emerging Markets Local Currency Bond Fund Investor Class Shares
Management Fees		0.60%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	0.80%
Total Annual Fund Operating Expenses		1.65%
Less Fee Reductions and/or Expense Reimbursements		(0.50%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[2]	1.15%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Aviva Investors North America, Inc. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after fee Reductions and/or Expense Reimbursements for Investor Class Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.15% of the Fund's Investor Class Shares' average daily net assets until April 30, 2012. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 1.15% to recapture all or a portion of its rior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement (i) may be terminated by the Board, for any reason at any time, (ii) may be terminated by the Adviser upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 30, 2012, and (iii) will terminate upon termination of the Adviser's investment advisory agreement with the Fund.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Aviva Investors Emerging Markets Local Currency Bond Fund Investor Class Shares	117	459

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES
In seeking to achieve its objective, the Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in emerging market bonds denominated in emerging market currencies.
This investment policy may be changed upon 60 days' prior notice to shareholders.

The Fund's emerging market bond investments include debt securities issued by emerging market governments, their agencies and instrumentalities
("quasi-governmental") and emerging market corporate issuers, as well as
Eurobonds and other debt securities issued by supranational organizations that are denominated in emerging markets currencies.  Aviva Investors North America,
Inc. (the "Adviser"), the Fund's investment adviser, considers an emerging market country to be generally a country that the International Bank for
Reconstruction and Development (World Bank) and the International Finance
Corporation would consider to be an emerging or developing country.  A company generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the company is organized under the laws of and headquartered in, or maintains its principal place of business in, the country; (ii) during the company's most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or
(iii) the company has at least 50% of its assets in the country. The Fund is non-diversified, meaning that it may invest a large percentage of its assets in a single issuer or a relatively small number of issuers.

The Fund may invest without limit in emerging market countries that have sovereign ratings below investment grade or are unrated, and the corporate debt securities in which the Fund invests may be rated below investment grade
(commonly known as "high-yield" or "junk" bonds).  In addition, the Fund may use derivatives such as futures, options, swaps (including interest rate, credit default and cross-currency swaps), options on swaps, forward rate agreements and forward currency contracts to manage the Fund's currency and risk exposure.

In selecting investments for the Fund, the Adviser seeks to construct a portfolio of securities to be held over a relatively long term investment horizon. The Adviser evaluates emerging markets and their issuers through a combination of country analysis, global macroeconomic analysis, quantitative analysis and yield curve comparisons, with the aim of making investments with optimal risk-reward profiles. The Adviser also gives consideration to the composition of various emerging markets debt indices, including the Fund's benchmark, the Barclays Emerging Markets Local Currency Government Diversified
Index. In conducting its country analysis, the Adviser seeks to identify changes in the credit quality of emerging market countries and to highlight opportunities for adding value to the Fund's portfolio by increasing exposures to certain countries and avoiding others. The Adviser also seeks to identify global macroeconomic themes that may affect emerging markets, such as price movements in commodities and changes in currency rates against major currencies.
The Adviser uses quantitative analysis to evaluate long-term, short-term and technical factors to identify the most attractive investments. Finally, the
Adviser conducts yield curve comparisons through the screening and monitoring of the investible universe.

Generally, securities are sold: (i) when the credit quality of an issuer has deteriorated; (ii) when the Adviser's analyses of a security has changed; (iii)
incrementally to exit semi-liquid positions to take profits; or (iv) when the
Adviser believes another security provides a superior investment alternative.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

FOREIGN SECURITIES RISK.  Investing in securities of foreign issuers and governments poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers.  Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund's investments in that country to experience gains or losses.  These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in securities of foreign issuers are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect
(positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country.

EMERGING MARKETS RISK. Investments in emerging market securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed and based on only a few industries.
Differences in tax and accounting standards and difficulties in obtaining information about foreign governments or foreign companies may impair investment decisions. In addition, emerging market securities may experience limited trading, may be issued by companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility;
restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, emerging market governments may have limited ability to raise taxes or authorize appropriations for debt repayment.  In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund.
Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

INTEREST RATE RISK. As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the
Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield.
For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield.  Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate. If this occurs, the Fund may be required to invest the proceeds in securities with lower yields.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances may weaken the capacity of the issuer to pay interest and repay principal.

HIGH YIELD BOND RISK.  High yield, or non-investment grade or "junk," bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines.
A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

DERIVATIVES RISK. The Fund may use derivatives, including futures, options, forward currency contracts, swaps, options on swaps and forward rate agreements to manage the Fund's currency exposure, change the Fund's risk exposure or maximize positive returns.  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price at any time during the option period.  Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument.  An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A forward currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price, thereby fixing the exchange rate for a specified time in the future.

A credit default swap enables the Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment to compensate against potential default events. In contrast, the buyer of a credit default swap would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value or receive a cash payment in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. Once a credit event has been determined, an auction may be held to determine the recovery price at which investors will be compensated. The auction takes place in three steps: 1) dealers submit prices at which they would buy and sell the reference debt obligation and dealers who submit crossing prices must trade at those prices while the remaining prices are used to calculate a mid-market price; 2) dealers then submit limit orders (orders to buy or sell an amount of the reference obligation at a firm price) which are matched against outstanding buy or sell requests; 3) once all limit orders have been matched, residual orders are cleared at a level that is within a few points of the mid-market price and this clearing price is used to cash settle any other outstanding payments due to investors.

Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a "cap" or "floor," respectively). A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency.

A forward rate agreement involves an obligation to borrow or lend a specific amount of money at a future date at a specific rate. Forward rate agreements are typically settled at maturity not through actual lending or borrowing of money but by a cash payment that represents the difference in the cost of lending as implied in the agreement and the cost of lending in the market for a similar term on the maturity rate.

Derivatives may be more volatile than other investments and may magnify the
Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its investment objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund enters into. The
Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of its derivative positions.

The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its investment objective or to realize profits or limit losses.

The Fund can gain market exposure using derivatives by paying a fraction of the market value of the investments underlying those derivatives. Thus, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss to the Fund. Derivatives may be more volatile than other investments and the Fund may lose more in a derivative than the cost of opening the derivative position.

Additionally, derivative instruments are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

HEDGING RISK. The Fund may use derivative instruments for hedging purposes.
Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time.

NON-DIVERSIFICATION RISK. Because the Fund is not diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund, which may cause the value of its shares to be more sensitive to changes in the market value of a single issuer than a diversified mutual fund.

PERFORMANCE INFORMATION
The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the
Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 19, 2011
Aviva Investors Emerging Markets Local Currency Bond Fund (Second Prospectus Summary) | Aviva Investors Emerging Markets Local Currency Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	AVIVA INVESTORS EMERGING MARKETS LOCAL CURRENCY BOND FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Aviva Investors Emerging Markets Local Currency Bond Fund (the "Fund")
seeks capital growth and income by investing in local currencies and bonds of issuers in worldwide emerging market countries.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Investor Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
In seeking to achieve its objective, the Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in emerging market bonds denominated in emerging market currencies.
This investment policy may be changed upon 60 days' prior notice to shareholders.

The Fund's emerging market bond investments include debt securities issued by emerging market governments, their agencies and instrumentalities
("quasi-governmental") and emerging market corporate issuers, as well as
Eurobonds and other debt securities issued by supranational organizations that are denominated in emerging markets currencies.  Aviva Investors North America,
Inc. (the "Adviser"), the Fund's investment adviser, considers an emerging market country to be generally a country that the International Bank for
Reconstruction and Development (World Bank) and the International Finance
Corporation would consider to be an emerging or developing country.  A company generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the company is organized under the laws of and headquartered in, or maintains its principal place of business in, the country; (ii) during the company's most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or
(iii) the company has at least 50% of its assets in the country. The Fund is non-diversified, meaning that it may invest a large percentage of its assets in a single issuer or a relatively small number of issuers.

The Fund may invest without limit in emerging market countries that have sovereign ratings below investment grade or are unrated, and the corporate debt securities in which the Fund invests may be rated below investment grade
(commonly known as "high-yield" or "junk" bonds).  In addition, the Fund may use derivatives such as futures, options, swaps (including interest rate, credit default and cross-currency swaps), options on swaps, forward rate agreements and forward currency contracts to manage the Fund's currency and risk exposure.

In selecting investments for the Fund, the Adviser seeks to construct a portfolio of securities to be held over a relatively long term investment horizon. The Adviser evaluates emerging markets and their issuers through a combination of country analysis, global macroeconomic analysis, quantitative analysis and yield curve comparisons, with the aim of making investments with optimal risk-reward profiles. The Adviser also gives consideration to the composition of various emerging markets debt indices, including the Fund's benchmark, the Barclays Emerging Markets Local Currency Government Diversified
Index. In conducting its country analysis, the Adviser seeks to identify changes in the credit quality of emerging market countries and to highlight opportunities for adding value to the Fund's portfolio by increasing exposures to certain countries and avoiding others. The Adviser also seeks to identify global macroeconomic themes that may affect emerging markets, such as price movements in commodities and changes in currency rates against major currencies.
The Adviser uses quantitative analysis to evaluate long-term, short-term and technical factors to identify the most attractive investments. Finally, the
Adviser conducts yield curve comparisons through the screening and monitoring of the investible universe.

Generally, securities are sold: (i) when the credit quality of an issuer has deteriorated; (ii) when the Adviser's analyses of a security has changed; (iii)
incrementally to exit semi-liquid positions to take profits; or (iv) when the
Adviser believes another security provides a superior investment alternative.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

FOREIGN SECURITIES RISK.  Investing in securities of foreign issuers and governments poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers.  Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund's investments in that country to experience gains or losses.  These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in securities of foreign issuers are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect
(positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country.

EMERGING MARKETS RISK. Investments in emerging market securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed and based on only a few industries.
Differences in tax and accounting standards and difficulties in obtaining information about foreign governments or foreign companies may impair investment decisions. In addition, emerging market securities may experience limited trading, may be issued by companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility;
restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, emerging market governments may have limited ability to raise taxes or authorize appropriations for debt repayment.  In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund.
Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

INTEREST RATE RISK. As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the
Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield.
For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield.  Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate. If this occurs, the Fund may be required to invest the proceeds in securities with lower yields.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances may weaken the capacity of the issuer to pay interest and repay principal.

HIGH YIELD BOND RISK.  High yield, or non-investment grade or "junk," bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines.
A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

DERIVATIVES RISK. The Fund may use derivatives, including futures, options, forward currency contracts, swaps, options on swaps and forward rate agreements to manage the Fund's currency exposure, change the Fund's risk exposure or maximize positive returns.  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price at any time during the option period.  Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument.  An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A forward currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price, thereby fixing the exchange rate for a specified time in the future.

A credit default swap enables the Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment to compensate against potential default events. In contrast, the buyer of a credit default swap would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value or receive a cash payment in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. Once a credit event has been determined, an auction may be held to determine the recovery price at which investors will be compensated. The auction takes place in three steps: 1) dealers submit prices at which they would buy and sell the reference debt obligation and dealers who submit crossing prices must trade at those prices while the remaining prices are used to calculate a mid-market price; 2) dealers then submit limit orders (orders to buy or sell an amount of the reference obligation at a firm price) which are matched against outstanding buy or sell requests; 3) once all limit orders have been matched, residual orders are cleared at a level that is within a few points of the mid-market price and this clearing price is used to cash settle any other outstanding payments due to investors.

Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a "cap" or "floor," respectively). A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency.

A forward rate agreement involves an obligation to borrow or lend a specific amount of money at a future date at a specific rate. Forward rate agreements are typically settled at maturity not through actual lending or borrowing of money but by a cash payment that represents the difference in the cost of lending as implied in the agreement and the cost of lending in the market for a similar term on the maturity rate.

Derivatives may be more volatile than other investments and may magnify the
Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its investment objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund enters into. The
Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of its derivative positions.

The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its investment objective or to realize profits or limit losses.

The Fund can gain market exposure using derivatives by paying a fraction of the market value of the investments underlying those derivatives. Thus, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss to the Fund. Derivatives may be more volatile than other investments and the Fund may lose more in a derivative than the cost of opening the derivative position.

Additionally, derivative instruments are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

HEDGING RISK. The Fund may use derivative instruments for hedging purposes.
Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time.

NON-DIVERSIFICATION RISK. Because the Fund is not diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund, which may cause the value of its shares to be more sensitive to changes in the market value of a single issuer than a diversified mutual fund.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	Because the Fund is not diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund, which may cause the value of its shares to be more sensitive to changes in the market value of a single issuer than a diversified mutual fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the
Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new, and therefore has no performance history.
Aviva Investors Emerging Markets Local Currency Bond Fund (Second Prospectus Summary) | Aviva Investors Emerging Markets Local Currency Bond Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Aviva Investors Emerging Markets Local Currency Bond Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.80%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.15%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	459

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Aviva Investors North America, Inc. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after fee Reductions and/or Expense Reimbursements for Investor Class Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.15% of the Fund's Investor Class Shares' average daily net assets until April 30, 2012. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 1.15% to recapture all or a portion of its rior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement (i) may be terminated by the Board, for any reason at any time, (ii) may be terminated by the Adviser upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 30, 2012, and (iii) will terminate upon termination of the Adviser's investment advisory agreement with the Fund.